Shareholders equity	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
24 SHAREHOLDERS’ EQUITY
24.1 Share capital
On March 31, 2025, Suzano’s share capital was R$19,269,281 divided into 1,264,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$19,235,546. The breakdown of the share capital is as set out below:

	03/31/2025		12/31/2024
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,065,636	15.51	196,065,636	15.51
Managements and related persons	31,903,998	2.52	32,784,440	2.59
Alden Fundo de Investimento em Ações	27,154,744	2.15	26,154,744	2.07
	622,736,707	49.26	622,617,149	49.25
Treasury (Note 24.2)	25,455,929	2.01	24,875,787	1.97
Other shareholders	615,924,979	48.73	616,624,679	48.78
	1,264,117,615	100.00	1,264,117,615	100.00
On March 31, 2025, SUZB3 common shares ended the period quoted at R$52.94 and R$61.78 on December 31, 2024.

24.2 Treasury shares
On March 31, 2025, the Company had 25,455,929 (24,875,787 as of December 31, 2024) of its own common shares held in treasury, with an average cost of R$53.87 per share, with a historical value of R$1,371,424 (R$1,339,197 as at December 31, 2024) and the market corresponding to R$1,347,637 (R$1,536,826 as at December 31, 2024).
For the three-month period ended March 31, 2025, the Company granted 119,558 common shares at an average cost of R$53.84 per share, with a historical value of R$6,437, to comply with the restricted shares plan (Note 22.2).

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised (note 22.2)	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised (note 22.2)	(119,558)	53.84	(6,437)	(6,577)
Repurchase	699,700	55.26	38,664	38,664
Balances at March 31, 2025	25,455,929	53.87	1,371,424	1,347,637